UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23402

Name of Fund:  BlackRock ETF Trust
iShares Government Money Market ETF
iShares Prime Money Market ETF

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2025

Date of reporting period: 10/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

iShares Government Money Market ETF

GMMF | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Government Money Market ETF (the “Fund”) for the period of February 4, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government Money Market ETF	$15Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$80,431,300
Number of Portfolio Holdings...
75
Net Investment Advisory Fees...
$76,839
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.93%
   7-Day Yield...
3.93%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
47.6%
Repurchase Agreements...
32.3
U.S. Government Sponsored Agency Obligations...
19.6
Other Assets Less Liabilities...
0.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

iShares Government Money Market ETF

GMMF | NYSE Arca

Annual Shareholder Report — October 31, 2025

GMMF-10/25-AR

iShares Prime Money Market ETF

PMMF | NYSE Arca

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Prime Money Market ETF (the “Fund”) for the period of February 4, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Prime Money Market ETF	$15Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$388,150,108
Number of Portfolio Holdings...
173
Net Investment Advisory Fees...
$351,074
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
54.0%
Certificates of Deposit...
26.2
Commercial Paper...
17.5
Corporate Bonds...
0.6
Other Assets Less Liabilities...
1.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

iShares Prime Money Market ETF

PMMF | NYSE Arca

Annual Shareholder Report — October 31, 2025

PMMF-10/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services –

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) since each Fund’s inception for the services rendered to the Funds:
	(a) Audit Fees	(b) Audit-Related Fees[1]	(c) Tax Fees[2]	(d) All Other Fees
Entity Name	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2025	Fiscal Year End Ended October 31, 2025	Fiscal Year Ended October 31, 2025
iShares Government Money Market ETF	$11,726	$0	$8,148	$0
iShares Prime Money Market ETF	$11,726	$0	$8,148	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Fund Advisors (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

Fiscal Year Ended October 31, 2025
(b) Audit-Related Fees[1]	$0
(c) Tax Fees[2]	$0
(d) All Other Fees[3]	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Fiscal Year Ended October 31, 2025
iShares Government Money Market ETF	$8,148
iShares Prime Money Market ETF	$8,148

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Neil A. Cotty
Henry R. Keizer
Lori Richards
Kenneth L. Urish
Claire A. Walton

(b) Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2025
2025 Annual Financial
Statements and Additional
Information
Not FDIC Insured - May Lose Value - No Bank Guarantee
BlackRock ETF Trust
iShares Government Money Market ETF | GMMF | NYSE Arca
iShares Prime Money Market ETF | PMMF | NYSE Arca

Table of Contents
Page

Schedule of Investments
October 31, 2025
iShares Government Money Market ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Agency Obligations — 19.6%
Federal Farm Credit Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.33%),
4.37% , 12/29/25 ................. USD 1,125 $ 1,125,527
(1-day SOFR at 0.00% Floor + 0.11%),
4.15% , 02/23/26 ................. 460 460,132
(1-day SOFR at 0.00% Floor + 0.02%),
4.06% , 02/27/26 ................. 300 299,993
(1-day SOFR at 0.00% Floor + 0.10%),
4.13% , 06/03/26 ................. 250 250,159
(1-day SOFR at 0.00% Floor + 0.04%),
4.08% , 10/20/26 ................. 2,000 1,999,934
(1-day SOFR at 0.00% Floor + 0.14%),
4.17% , 01/08/27 ................. 500 500,965
(1-day SOFR at 0.00% Floor + 0.09%),
4.12% , 01/27/27 ................. 55 55,004
(1-day SOFR at 0.00% Floor + 0.08%),
4.34% , 02/01/27 ................. 100 99,970
(1-day SOFR + 0.07%), 4.11% , 03/05/27 ... 790 790,000
Federal Home Loan Bank Bonds,
3.75%, 02/26/26 .................. 605 604,393
Federal Home Loan Bank Discount Notes
(b)
3.92% , 11/12/25 ................... 2,050 2,047,362
3.87% , 12/01/25 ................... 350 348,855
3.87% , 12/12/25 ................... 850 846,232
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% , 11/14/25 ................. 500 499,998
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% , 11/19/25 ................. 1,000 999,996
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% , 11/28/25 ................. 400 399,999
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% , 12/18/25 ................. 65 64,999
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% , 12/19/25 ................. 75 74,999
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% , 12/22/25 ................. 25 25,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% , 12/24/25 ................. 125 124,998
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% , 12/26/25 ................. 180 179,997
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% , 12/30/25 ................. 1,500 1,499,973
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% , 01/13/26 ................. 245 244,995
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% , 02/11/26 ................. 610 609,997
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% , 02/17/26 ................. 65 64,999
(1-day SOFR at 0.00% Floor + 0.01%),
4.04% , 04/07/26 ................. 200 199,996
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% , 04/17/26 ................. 200 200,017
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% , 05/28/26 ................. 100 99,999
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% , 06/04/26 ................. 200 199,997
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% , 06/30/26 ................. 95 94,998
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% , 07/02/26 ................. 215 214,997
(1-day SOFR at 0.00% Floor + 0.12%),
4.16% , 02/10/27 ................. 250 250,021
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.10%),
4.13% , 02/25/27 ................. USD 150 $ 149,979
(1-day SOFR at 0.00% Floor + 0.07%),
4.11% , 03/25/27 ................. 65 65,018
(1-day SOFR at 0.00% Floor + 0.12%),
4.16% , 04/09/27 ................. 45 45,014
Total U.S. Government Sponsored Agency Obligations — 19.6%
(Cost: $ 15,737,560 ) ............................... 15,738,512
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
1.93% , 11/06/25 ................... 2,288 2,287,474
2.92% , 11/12/25 ................... 200 199,808
3.28% , 11/18/25 ................... 1,400 1,397,742
3.36% , 11/20/25 ................... 1,500 1,497,246
3.47% , 11/25/25 ................... 538 536,725
3.57% , 12/02/25 ................... 1,176 1,172,328
3.60% , 12/04/25 ................... 1,019 1,015,599
3.70% , 12/18/25 ................... 650 646,857
3.73% , 12/23/25 ................... 2,300 2,287,611
3.73% , 01/02/26 ................... 505 501,769
3.69% , 01/08/26 ................... 3,000 2,979,196
3.64% , 01/13/26 ................... 2,000 1,985,350
3.70% , 01/15/26 ................... 3 2,977
3.70% , 01/22/26 ................... 197 195,355
3.69% , 01/29/26 ................... 100 99,099
3.72% , 02/05/26 ................... 740 732,751
3.73% , 02/10/26 ................... 1,871 1,851,577
3.72% , 02/12/26 ................... 1,500 1,484,287
3.74% , 02/26/26 ................... 800 790,445
3.75% , 04/02/26 ................... 4,500 4,430,341
3.75% , 04/09/26 ................... 940 924,782
3.75% , 04/16/26 ................... 2,628 2,583,626
3.76% , 04/23/26 ................... 865 849,780
3.76% , 04/30/26 ................... 1,445 1,418,573
3.68% , 05/14/26 ................... 743 728,453
3.68% , 06/11/26 ................... 385 376,404
3.68% , 09/03/26 ................... 1,250 1,212,215
U.S. Treasury Notes
0.50% , 02/28/26 ................... 30 29,671
4.63% , 02/28/26 ................... 30 30,065
2.38% , 04/30/26 ................... 30 29,789
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
3.92% , 04/30/26
(a)
................ 1,000 999,806
4.63% , 06/30/26 ................... 100 100,523
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.86% , 01/31/27
(a)
................ 300 299,685
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.93% , 04/30/27
(a)
................ 1,100 1,099,695

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares Government Money Market ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.92% , 07/31/27
(a)
................ USD 1,487 $ 1,486,715
Total U.S. Treasury Obligations — 47 .6%
(Cost: $ 38,251,375 ) ............................... 38,264,319
Total Repurchase Agreements — 32 .3%
(Cost: $ 26,000,000 ) ............................... 26,000,000
Total Investments — 99 .5%
(Cost: $ 79,988,935 ) ............................... 80,002,831
Other Assets Less Liabilities — 0.5% .................... 428,469
Net Assets — 100.0% ...............................
$ 80,431,300
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
Affiliated Issuer
Value at
02/04/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(b)
............ $ — $ 1,296,653 $ (1,296,653) $ — $ — $ — — $ — $ —
— —
(a)
Commencement of operations.
(b)
As of period end, the entity is no longer held.

Schedule of Investments
(continued)
October 31, 2025
iShares Government Money Market ETF
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .16% 10/31/25 11/03/25 $ 5,000 $ 5,000,000 $ 5,001,733
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.50%, due 06/20/32 to
11/15/60 ......... $ 5,575,900 $ 5,100,000
– –
BNP Paribas SA .... 4 .15 10/31/25 11/03/25 5,000 5,000,000 5,001,729
U.S. Government
Sponsored Agency
Obligations, 4.00% to
7.50%, due 12/15/33 to
10/15/60 ......... 13,265,656 5,100,000
– –
Goldman Sachs & Co.
LLC ........... 4 .16 10/31/25 11/03/25 5,000 5,000,000 5,001,734
U.S. Government
Sponsored Agency
Obligations, 6.00% to
7.00%, due 04/20/55 to
10/20/55 ......... 4,902,841 5,100,000
– –
JP Morgan Securities
LLC ........... 4 .15 10/31/25 11/03/25 5,000 5,000,000 5,001,729
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.50%, due 12/20/48 to
08/20/55 ......... 5,525,522 5,100,001
– –
Wells Fargo Securities
LLC ........... 4 .16 10/31/25 11/03/25 6,000 6,000,000 6,002,080
U.S. Government
Sponsored Agency
Obligation, 0.79%, due
03/16/67 ......... 88,553,488 6,300,000
– –
$ 26,000,000 $ 26,700,001
– –

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares Government Money Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 26,000,000 $ — $ 26,000,000
U.S. Government Sponsored Agency Obligations ................... — 15,738,512 — 15,738,512
U.S. Treasury Obligations ................................... — 38,264,319 — 38,264,319
$ — $ 80,002,831 $ — $ 80,002,831

Schedule of Investments
October 31, 2025
iShares Prime Money Market ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 1.8%
(a)
Bank of America NA
(1-day SOFR + 0.25%), 4.52% , 11/17/25 ... USD 1,000 $ 1,000,117
(1-day SOFR + 0.34%), 4.61% , 04/27/26 ... 1,000 1,000,470
(1-day SOFR + 0.42%), 4.69% , 05/06/26 ... 1,000 1,001,099
Citibank NA , (1-day SOFR at 0.00% Floor +
0.41%), 4.68% , 04/22/26 .............. 1,000 1,000,849
HSBC Bank USA NA , (1-day SOFR + 0.35%),
4.39% , 07/10/26 ................... 1,000 1,000,578
State Street Bank & Trust Co. , (1-day SOFR +
0.25%), 4.52% , 05/27/26 .............. 1,000 1,000,033
Wells Fargo Bank NA , (1-day SOFR at 0.00%
Floor + 0.31%), 4.58% , 06/02/26 ........ 1,000 1,000,402
7,003,548
Yankee — 24.4%
(b)
Banco Santander SA, New York
4.36% , 11/03/25 ................... 1,000 1,000,009
4.46% , 11/06/25 ................... 1,000 1,000,064
4.47% , 11/12/25 ................... 1,000 1,000,128
(1-day SOFR + 0.34%), 4.61% , 02/05/26
(a)
.. 1,000 1,000,617
4.43% , 02/26/26 ................... 1,000 1,001,715
4.00% , 04/07/26 ................... 2,000 1,999,639
Bank of Montreal, Chicago
(a)
(1-day SOFR + 0.47%), 4.51% , 05/20/26 ... 1,000 1,001,246
(1-day SOFR + 0.30%), 4.34% , 07/09/26 ... 1,000 1,000,125
(1-day SOFR + 0.40%), 4.44% , 08/25/26 ... 1,000 1,000,625
(1-day SOFR + 0.40%), 4.44% , 09/18/26 ... 1,000 1,000,577
Bank of Nova Scotia (The), Houston
(a)
(1-day SOFR at 0.00% Floor + 0.30%),
4.34% , 02/10/26 ................. 1,000 1,000,413
(1-day SOFR at 0.00% Floor + 0.40%),
4.44% , 04/10/26 ................. 1,000 1,001,046
Barclays Bank plc, New York
4.47% , 11/14/25 ................... 1,000 1,000,131
4.15% , 12/19/25 ................... 1,000 1,000,087
(1-day SOFR + 0.22%), 4.49% , 04/10/26
(a)
.. 1,000 999,938
(1-day SOFR + 0.44%), 4.71% , 04/21/26
(a)
.. 1,000 1,000,923
(1-day SOFR + 0.25%), 4.52% , 04/22/26
(a)
.. 1,000 1,000,000
(1-day SOFR + 0.40%), 4.67% , 05/08/26
(a)
.. 1,000 1,000,740
(1-day SOFR + 0.37%), 4.64% , 09/25/26
(a)
.. 2,000 2,000,419
Bayerische Landesbank, New York
4.30% , 02/11/26 ................... 250 250,177
4.23% , 02/13/26 ................... 1,000 1,000,530
BNP Paribas SA, New York , (1-day SOFR +
0.25%), 4.29% , 02/10/26
(a)
............ 1,000 1,000,332
Canadian Imperial Bank of Commerce, New York
(1-day SOFR + 0.25%), 4.29% , 12/12/25
(a)
.. 500 500,107
(1-day SOFR at 0.00% Floor + 0.31%),
4.35% , 02/06/26
(a)
................ 1,000 1,000,578
(1-day SOFR at 0.00% Floor + 0.46%),
4.50% , 05/15/26
(a)
................ 1,000 1,001,428
(1-day SOFR at 0.00% Floor + 0.47%),
4.51% , 05/22/26
(a)
................ 1,000 1,001,534
(1-day SOFR at 0.00% Floor + 0.42%),
4.46% , 06/08/26
(a)
................ 1,000 1,001,240
4.40% , 06/10/26 ................... 1,000 1,002,249
(1-day SOFR at 0.00% Floor + 0.40%),
4.44% , 08/03/26
(a)
................ 1,000 1,000,955
4.16% , 08/12/26 ................... 1,000 1,001,332
(1-day SOFR at 0.00% Floor + 0.40%),
4.44% , 11/09/26
(a)
................ 2,000 2,000,556
Commonwealth Bank of Australia, New York ,
(1-day SOFR + 0.27%), 4.31% , 01/27/26
(a)
.. 1,000 1,000,320
Security
Par (000)
Par (000) Value
Yankee (continued)
Cooperatieve Rabobank UA, New York ,
4.43% , 02/10/26 ................... USD 1,000 $ 1,000,720
Credit Agricole Corporate & Investment Bank SA,
New York
4.47% , 11/24/25 ................... 1,000 1,000,341
4.47% , 12/01/25 ................... 1,000 1,000,460
4.22% , 02/02/26 ................... 1,000 1,000,405
Credit Industriel et Commercial, New York ,
4.46% , 12/12/25 ................... 1,000 1,000,462
DNB Bank ASA, New York , 4.43% , 11/17/25 ... 1,000 1,000,217
Lloyds Bank Corporate Markets plc, New York
(1-day SOFR + 0.27%), 4.54% , 03/05/26
(a)
.. 500 500,216
4.38% , 03/26/26 ................... 1,000 1,000,968
Mitsubishi UFJ Trust & Banking Corp., New York ,
(1-day SOFR + 0.40%), 4.44% , 08/11/26
(a)
.. 1,000 1,000,658
Mizuho Bank Ltd. New York , (1-day SOFR +
0.35%), 4.62% , 02/06/26
(a)
............ 1,000 1,000,555
Mizuho Bank Ltd., New York
(a)
(1-day SOFR + 0.24%), 4.51% , 01/13/26 ... 1,000 1,000,240
(1-day SOFR + 0.40%), 4.67% , 10/14/26 ... 1,000 1,000,587
MUFG Bank Ltd., New York
(1-day SOFR + 0.24%), 4.51% , 01/13/26
(a)
.. 1,000 1,000,239
4.46% , 02/27/26 ................... 1,000 1,001,083
4.20% , 03/02/26 ................... 2,000 2,000,830
4.02% , 04/15/26 ................... 2,000 1,999,813
Natixis SA, New York , 4.43% , 11/05/25 ...... 500 500,029
Nordea Bank Abp, New York
4.43% , 11/26/25 ................... 1,000 1,000,233
(1-day SOFR + 0.25%), 4.29% , 03/17/26
(a)
.. 500 500,179
(1-day SOFR + 0.27%), 4.31% , 04/10/26
(a)
.. 1,000 1,000,397
Oversea-Chinese Banking Corp. Ltd., New York
(a)
(1-day SOFR + 0.24%), 4.51% , 11/10/25 ... 1,000 1,000,113
(1-day SOFR + 0.25%), 4.52% , 07/09/26 ... 2,000 1,999,867
Royal Bank of Canada, New York
4.23% , 02/27/26 ................... 500 500,403
(1-day SOFR + 0.28%), 4.32% , 04/07/26
(a)
.. 1,000 1,000,373
(1-day SOFR at 0.00% Floor + 0.38%),
4.42% , 05/05/26
(a)
................ 500 500,405
(1-day SOFR at 0.00% Floor + 0.32%),
4.36% , 10/07/26
(a)
................ 1,000 1,000,016
Standard Chartered Bank, New York
(1-day SOFR + 0.28%), 4.55% , 11/03/25
(a)
.. 1,000 1,000,022
4.60% , 02/11/26 ................... 500 500,572
(1-day SOFR + 0.27%), 4.31% , 02/18/26
(a)
.. 1,000 1,000,225
4.42% , 03/03/26 ................... 1,000 1,000,820
(1-day SOFR + 0.45%), 4.49% , 07/06/26
(a)
.. 1,000 1,001,393
(1-day SOFR + 0.43%), 4.47% , 10/15/26
(a)
.. 2,000 2,000,144
Sumitomo Mitsui Banking Corp. New York
4.21% , 05/19/26
(c)
.................. 2,000 2,001,765
4.15% , 05/29/26
(c)
.................. 2,000 2,001,264
4.14% , 06/04/26
(c)
.................. 2,000 2,001,239
(1-day SOFR + 0.28%), 4.32% , 06/16/26
(a)
.. 1,000 999,984
Sumitomo Mitsui Banking Corp., New York
4.36% , 12/12/25
(c)
.................. 500 500,066
4.43% , 12/18/25
(c)
.................. 500 500,123
(1-day SOFR + 0.33%), 4.60% , 01/02/26
(a)
.. 1,000 1,000,398
(1-day SOFR + 0.24%), 4.28% , 01/13/26
(a)
.. 1,000 1,000,250
4.43% , 03/04/26
(c)
.................. 1,000 1,000,939
(1-day SOFR + 0.23%), 4.27% , 04/15/26
(a)
.. 2,000 1,999,855
Sumitomo Mitsui Trust Bank Ltd., New York
(1-day SOFR + 0.24%), 4.28% , 01/13/26
(a)
.. 1,000 1,000,270
4.20% , 03/02/26 ................... 2,000 2,001,032
4.18% , 03/05/26 ................... 1,000 1,000,474
Svenska Handelsbanken AB, New York
4.44% , 11/28/25 ................... 1,000 1,000,265

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares Prime Money Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR at 0.00% Floor + 0.27%),
4.54% , 01/23/26
(a)
................ USD 1,000 $ 1,000,380
(1-day SOFR at 0.00% Floor + 0.24%),
4.51% , 03/04/26
(a)
................ 500 500,180
(1-day SOFR + 0.40%), 4.67% , 04/22/26
(a)
.. 1,000 1,000,975
Toronto-Dominion Bank (The), New York
(a)
(1-day SOFR + 0.26%), 4.53% , 11/04/25 ... 1,000 1,000,020
(1-day SOFR + 0.30%), 4.57% , 03/20/26 ... 1,000 1,000,532
(1-day SOFR + 0.28%), 4.55% , 04/13/26 ... 500 500,211
(1-day SOFR + 0.45%), 4.72% , 05/04/26 ... 1,000 1,001,071
(1-day SOFR + 0.40%), 4.67% , 07/27/26 ... 1,000 1,000,901
(1-day SOFR + 0.40%), 4.67% , 08/03/26 ... 1,000 1,000,741
(1-day SOFR + 0.40%), 4.67% , 09/04/26 ... 1,000 1,000,769
(1-day SOFR + 0.32%), 4.59% , 10/07/26 ... 1,000 999,915
94,796,384
Total Certificates of Deposit — 26 .2%
(Cost: $ 101,749,877 ) .............................. 101,799,932
Commercial Paper
Australia & New Zealand Banking Group Ltd.
(a)(c)
(1-day SOFR + 0.24%), 4.28% , 03/12/26 ... 1,000 1,000,285
(1-day SOFR + 0.28%), 4.32% , 05/11/26 ... 1,000 1,000,332
Bank of Montreal (1-day SOFR + 0.28%), 4.32% ,
04/08/26
(a) (c)
...................... 1,000 1,000,321
Bank of New York Mellon (The)
(a)
(1-day SOFR + 0.25%), 4.52% , 03/26/26 ... 1,000 1,000,242
(1-day SOFR + 0.26%), 4.53% , 04/07/26 ... 250 250,074
Bank of Nova Scotia (The) (1-day SOFR +
0.23%), 4.27% , 03/06/26
(a) (c)
........... 400 400,114
Britannia Funding Co. LLC (1-day SOFR +
0.30%), 4.34% , 01/07/26
(a) (c)
........... 1,000 1,000,192
Caisse des Depots et Consignations , 4.03% ,
01/06/26
(c) (d)
...................... 2,000 1,985,303
Chesham Finance Ltd. , 4.05% , 11/06/25
(c) (d)
... 2,000 1,998,669
Citigroup Global Markets, Inc. (1-day SOFR +
0.30%), 4.57% , 03/20/26
(a) (c)
........... 1,000 1,000,439
Columbia Funding Co. LLC (1-day SOFR +
0.37%), 4.41% , 06/29/26
(a) (c)
........... 2,000 2,000,229
Concord Minutemen Capital Co. LLC
(c)
4.05% , 11/14/25
(d)
.................. 1,000 998,450
(1-day SOFR + 0.30%), 4.34% , 02/13/26
(a)
.. 1,000 1,000,216
Endeavour Funding Co. LLC , 4.10% , 02/27/26
(c) (d)
2,000 1,973,622
First Abu Dhabi Bank PJSC , 3.98% , 11/21/25
(c) (d)
2,000 1,995,436
Glencore Funding LLC , 4.24% , 11/18/25
(c) (d)
... 1,000 997,915
Helvetica Funding Co. LLC , 4.04% , 01/07/26
(c) (d)
1,000 992,539
ING US Funding LLC
(a)
(1-day SOFR + 0.24%), 4.51% , 11/14/25
(c)
.. 1,000 1,000,065
(1-day SOFR + 0.30%), 4.57% , 02/06/26 ... 1,000 1,000,398
(1-day SOFR + 0.30%), 4.57% , 04/02/26
(c)
.. 1,000 999,531
(1-day SOFR + 0.29%), 4.56% , 04/06/26 ... 1,000 1,000,375
(1-day SOFR + 0.27%), 4.54% , 05/22/26
(c)
.. 1,000 1,000,205
Intrepid Funding Co. LLC
(c)(d)
4.08% , 03/02/26 ................... 1,000 986,549
4.07% , 04/24/26 ................... 1,500 1,471,307
Lloyds Bank plc , 4.09% , 03/03/26
(c) (d)
........ 2,000 1,972,831
Mackinac Funding Co. LLC , 4.07% , 02/06/26
(c) (d)
500 494,596
Macquarie Bank Ltd.
(c)
(1-day SOFR + 0.23%), 4.50% , 12/12/25
(a)
.. 1,000 1,000,158
4.04% , 01/12/26
(d)
.................. 1,000 991,994
4.07% , 02/27/26
(d)
.................. 500 493,457
4.06% , 03/20/26
(d)
.................. 1,000 984,678
(1-day SOFR + 0.30%), 4.57% , 03/20/26
(a)
.. 1,000 1,000,374
Mizuho Bank Ltd. , 4.04% , 12/01/25
(c) (d)
...... 2,000 1,993,159
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
National Australia Bank Ltd.
(a)(c)
(1-day SOFR + 0.24%), 4.28% , 02/02/26 ... USD 1,000 $ 1,000,294
(1-day SOFR + 0.24%), 4.28% , 02/09/26 ... 1,000 1,000,274
National Bank of Canada
(c)
4.02% , 02/02/26
(d)
.................. 500 494,875
(1-day SOFR + 0.38%), 4.42% , 05/29/26
(a)
.. 1,000 1,000,991
Old Line Funding LLC (1-day SOFR + 0.23%),
4.50% , 01/29/26
(a) (c)
................. 1,000 1,000,122
Prudential Financial, Inc. , 4.12% , 11/05/25
(c) (d)
.. 1,000 999,436
Royal Bank of Canada
(c)
4.01% , 02/02/26
(d)
.................. 1,000 989,776
(1-day SOFR + 0.38%), 4.42% , 05/01/26
(a)
.. 1,000 1,000,805
Santander UK plc , 4.04% , 12/01/25
(d)
....... 2,000 1,993,162
Skandinaviska Enskilda Banken AB
(a)(c)
(1-day SOFR + 0.40%), 4.67% , 04/22/26 ... 1,000 1,001,033
(1-day SOFR + 0.39%), 4.66% , 04/28/26 ... 500 500,453
Sumitomo Mitsui Banking Corp. (1-day SOFR +
0.23%), 4.27% , 04/16/26
(a) (c)
........... 2,000 1,999,846
Sumitomo Mitsui Trust Bank Ltd. , 4.07% ,
01/16/26
(c) (d)
...................... 2,000 1,982,973
Swedbank AB
(c)
(1-day SOFR + 0.20%), 4.47% , 11/25/25
(a)
.. 1,000 1,000,105
4.00% , 03/06/26
(d)
.................. 1,000 986,383
UBS AG
(a)(c)
(1-day SOFR + 0.31%), 4.58% , 03/03/26 ... 500 500,182
(1-day SOFR + 0.31%), 4.60% , 03/25/26 ... 1,000 1,000,122
(1-day SOFR + 0.45%), 4.70% , 04/14/26 ... 500 500,234
(1-day SOFR + 0.40%), 4.72% , 05/01/26 ... 500 500,200
Verto Capital Compartment B , 4.05% ,
11/14/25
(c) (d)
...................... 1,000 998,450
Verto Capital I Compartment A
(c)
4.04% , 11/18/25
(d)
.................. 1,000 998,012
(1-day SOFR + 0.15%), 4.19% , 01/14/26
(a)
.. 2,000 2,000,024
Verto Capital I Compartment C
(c)(d)
4.04% , 11/04/25 ................... 1,000 999,558
4.10% , 12/19/25 ................... 1,000 994,528
Westpac Banking Corp.
(a)(c)
(1-day SOFR + 0.22%), 4.26% , 03/02/26 ... 500 500,152
(1-day SOFR + 0.40%), 4.44% , 04/10/26 ... 1,000 1,000,907
(1-day SOFR + 0.34%), 4.38% , 04/30/26 ... 1,000 1,000,751
(1-day SOFR + 0.30%), 4.34% , 09/11/26 ... 1,000 1,000,046
(1-day SOFR + 0.30%), 4.34% , 09/18/26 ... 1,000 1,000,046
Westpac Securities NZ Ltd. , 3.97% , 11/03/25
(c) (d)
1,000 999,673
Total Commercial Paper — 17 .5%
(Cost: $ 67,906,181 ) ............................... 67,927,468
Corporate Bonds
Banks — 0.2%
Bank of America NA, (1-day SOFR + 0.36%),
4.63%, 10/14/26
(a)
................. 1,000 1,000,307
Consumer Finance — 0.2%
Toyota Motor Credit Corp., (1-day SOFR +
0.30%), 4.57%, 02/24/26
(a)
............ 680 680,059

Schedule of Investments
(continued)
October 31, 2025
iShares Prime Money Market ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.2%
New York Life Global Funding, (1-day SOFR +
0.34%), 4.64%, 08/24/26
(a) (c)
........... USD 635 $ 635,045
Total Corporate Bonds — 0 .6%
(Cost: $ 2,315,000 ) ............................... 2,315,411
Total Repurchase Agreements — 54 .0%
(Cost: $ 209,555,000 ) .............................. 209,555,000
Total Investments — 98 .3%
(Cost: $ 381,526,058 ) .............................. 381,597,811
Other Assets Less Liabilities — 1.7% .................... 6,552,297
Net Assets — 100.0% ...............................
$ 388,150,108
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Rates are the current rate or a range of current rates as of period end.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares Prime Money Market ETF

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .16% 10/31/25 11/03/25 $ 35,000 $ 35,000,000 $ 35,012,133
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.50%, due 11/20/28 to
03/20/64 ......... $ 56,454,267 $ 35,700,000
– –
BNP Paribas SA .... 4 .15 10/31/25 11/03/25 33,000 33,000,000 33,011,413
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 11/20/29 to
05/20/65 ......... 39,181,269 33,660,659
4 .41
(a)
10/31/25 02/06/26 5,000 5,000,000 5,060,025
Corporate/Debt
Obligations, 4.38% to
14.38%, due 07/15/26
to 12/31/79 ....... 5,900,000 5,631,647
– –
$ 38,000,000 $ 39,292,306
– –
Goldman Sachs & Co.
LLC ........... 4 .16 10/31/25 11/03/25 33,000 33,000,000 33,011,440
U.S. Government
Sponsored Agency
Obligations, 3.50% to
6.00%, due 06/15/34 to
10/20/55 ......... 37,148,023 33,660,000
4 .46
(a)
10/31/25 12/18/25 1,500 1,500,000 1,508,920
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
8.95%, due 03/25/28 to
10/25/58 ......... 120,168,099 1,639,553
– –
$ 34,500,000 $ 35,299,553
– –
JP Morgan Securities
LLC ........... 4 .12
(a)
10/31/25 11/10/25 5,000 5,000,000 5,005,722
Corporate/Debt
Obligations, 5.00% to
5.88%, due 05/15/27 to
11/29/43 ......... 5,808,000 5,500,484
4 .12
(a)
10/31/25 11/10/25 1,055 1,055,000 1,056,207
Corporate/Debt
Obligation, 1.88%, due
11/15/29 ......... 1,112,000 1,182,218
4 .14 10/31/25 11/03/25 23,000 23,000,000 23,007,935
U.S. Treasury
Obligation, 6.13%, due
11/15/27 ......... 21,773,600 23,460,105
4 .15 10/31/25 11/03/25 33,000 33,000,000 33,011,412
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 08/20/35 to
08/20/55 ......... 87,974,853 33,660,001
– –
$ 62,055,000 $ 63,802,808
– –
Santander US Capital
Markets LLC ..... 4 .49
(b)
10/31/25 11/03/25 1,750 1,750,000 1,750,655
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
6.00%, due 01/15/26 to
05/01/55 ......... 1,628,393 1,937,297
– –
Wells Fargo Securities
LLC ........... 4 .16 10/31/25 11/03/25 31,000 31,000,000 31,010,747
U.S. Government
Sponsored Agency
Obligations, 0.45% to
3.00%, due 12/20/53 to
03/16/67 ......... 336,221,649 32,550,000

Schedule of Investments
(continued)
October 31, 2025
iShares Prime Money Market ETF
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .46%
(a)
10/31/25 02/11/26 $ 7,250 $ 7,250,000 $ 7,342,514
Corporate/Debt
Obligation, 5.50%, due
06/25/60 ......... $ 7,953,465 $ 7,757,500
– –
$ 38,250,000 $ 40,307,500
– –
$ 209,555,000 $ 216,339,464
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 101,799,932 $ — $ 101,799,932
Commercial Paper ....................................... — 67,927,468 — 67,927,468
Corporate Bonds ........................................ — 2,315,411 — 2,315,411
Repurchase Agreements ................................... — 209,555,000 — 209,555,000
$ — $ 381,597,811 $ — $ 381,597,811

Statements of Assets and Liabilities

October 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
iShares
Government
Money Market
ETF
iShares Prime
Money Market
ETF
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 54,002,831 $ 172,042,811
Cash .............................................................................................. 1,167,808 3,694,065
Repurchase agreements, at value
(b)
.......................................................................... 26,000,000 209,555,000
Receivables: – –
Capital shares sold .................................................................................... — 2,011,140
Interest — unaffiliated .................................................................................. 64,146 908,699
Total a ssets ..........................................................................................
81,234,785 388,211,715
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 790,000 —
Investment advisory fees ................................................................................ 13,485 61,607
Total li abilities .........................................................................................
803,485 61,607
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 80,431,300 $ 388,150,108
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 80,149,364 $ 386,780,037
Accumulated earnings ................................................................................... 281,936 1,370,071
NET ASSETS .........................................................................................
$ 80,431,300 $ 388,150,108
NET ASSET VALUE
Shares outstanding .....................................................................................
800,000 3,860,000
Net asset value ........................................................................................
$ 100.54 $ 100.56
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 53,988,935 $ 171,971,058
(b)
  Repurchase agreements, at cost .................................................................... $ 26,000,000 $ 209,555,000

Statements of Operations
Period Ended October 31, 2025

Statements of Operations
See notes to financial statements.
iShares
Government
Money Market
ETF
(a)
iShares Prime
Money Market
ETF
(a)
INVESTMENT INCOME – –
Interest — unaffiliated ............................................................................... $ 1,656,505 $ 7,879,295
Total investment income ...............................................................................
1,656,505 7,879,295
EXPENSES
Investment advisory ................................................................................ 76,839 351,074
Total expenses .....................................................................................
76,839 351,074
Net investment income ................................................................................
1,579,666 7,528,221
REALIZED AND UNREALIZED GAIN (LOSS) $ 14,979 $ 72,028
Net realized gain from:
Investments — unaffiliated ......................................................................... $ 1,084 $ 275
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 13,896 71,753
Net realized and unrealized gain .........................................................................
14,980 72,028
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 1,594,646 $ 7,600,249
(a)
For the period from February 4, 2025 (commencement of operations) to October 31, 2025.

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Government
Money Market ETF
iShares Prime Money
Market ETF
Period from
02/04/25
(a)
to 10/31/25
Period from
02/04/25
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,579,666 $ 7,528,221
Net realized gain .................................................................................. 1,084 275
Net change in unrealized appreciation (depreciation) .......................................................... 13,896 71,753
Net increase in net assets resulting from operations .............................................................
1,594,646 7,600,249
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,311,626) (6,229,903)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
80,148,280 386,779,762
NET ASSETS
Total increase in net assets ............................................................................. 80,431,300 388,150,108
Beginning of period ..................................................................................
— —
End of period ......................................................................................
$ 80,431,300 $ 388,150,108
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
iShares
Government
Money Market
ETF
Period from
02/04/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................................
$ 100.00
Net investment income
(b)
................................................................................................
3 .0393
Net realized and unrealized gain
(c)
..........................................................................................
0.0112
Net increase from investment operations ....................................................................................... 3.0505
Distributions from net investment income
(d)
................................................................................... (2.5114)
Net asset value, end of period ............................................................................................. $ 100.54
Total Return
(e)
Based on net asset value ................................................................................................. 3.09%
(f)
Ratios to Average Net Assets
Total expen ses ........................................................................................................
0.20%
(g)
Net investment income ...................................................................................................
4.11%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 80,431
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
BlackRock Annual Financial Statements and Additional Information

iShares Prime
Money Market
ETF
Period from
02/04/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................................
$ 100.00
Net investment income
(b)
................................................................................................
3 .1712
Net realized and unrealized gain
(c)
..........................................................................................
0.0013
Net increase from investment operations ....................................................................................... 3.1725
Distributions from net investment income
(d)
................................................................................... (2.6154)
Net asset value, end of period ............................................................................................. $ 100.56
Total Return
(e)
Based on net asset value ................................................................................................. 3.22%
(f)
Ratios to Average Net Assets
Total expen ses ........................................................................................................
0.20%
(g)
Net investment income ...................................................................................................
4.29%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 388,150
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
(a)
The Fund commenced operations on February 4, 2025.
Government Money Market operates as a "government money market fund" under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Prime Money Market operates as a "money market fund" under Rule 2a-7 under the 1940 Act.
The Funds price and transact their shares at a net asset value (“NAV”) per share calculated to the sixth decimal place, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). Each Fund's share price was calculated to less decimal places in connection with transactions by investors on NYSE Arca, fluctuates from time to time, and may have been different from its NAV per share.
With respect to Prime Money Market, the Board of Trustees of the Trust (the "Board"), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the
Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The
Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Prime Money
Market for the benefit of the Fund’s remaining shareholders.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Fund Name Herein Referred To As
Diversification
Classification
iShares Government Money Market ETF
(a)
........................................ Government Money Market Diversified
iShares Prime Money Market ETF
(a)
............................................ Prime Money Market Diversified

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of BFA, the Funds’
investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock
Multi-Asset Complex in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to distributions in connection with fund share redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (loss) were as follows:
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: ( i ) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Government Money Market .................................................................... $ 1,084 $ (1,084)
Prime Money Market ........................................................................ 275 (275)
Fund Name
Period from
02/04/25
(a)
to
10/31/25
Government Money Market
Ordinary income ........................................................................................................ $ 1,311,626
Prime Money Market
Ordinary income ........................................................................................................ $ 6,229,903
(a)
Commencement of operations.
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses) Total
Government Money Market .................................................................. $ 268,040 $ 13,896 $ 281,936
Prime Money Market ...................................................................... 1,298,318 71,753 1,370,071
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Government Money Market .......................................... $ 79,988,935 $ 15,592 $ (1,696) $ 13,896
Prime Money Market ............................................... 381,526,058 73,941 (2,188) 71,753

Notes to Financial Statements
(continued)

Notes to Financial Statements
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
As of October 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 250,000 Shares of Government Money Market.
As of October 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 1,000,000 Shares of Prime Money Market.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
d
Period from
02/04/25
(a)
to 10/31/25
Fund Name
Shares Amount
Government Money Market
Shares sold ........................................................................... 860,000 $ 86,172,676
Shares redeemed .......................................................................
(60,000) (6,024,396)
800,000 $ 80,148,280
Prime Money Market
Shares sold ........................................................................... 4,790,000 $ 480,097,921
Shares redeemed .......................................................................
(930,000) (93,318,159)
3,860,000 $ 386,779,762
(a)
Commencement of operations.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
BlackRock ETF Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting BlackRock ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 4, 2025 (commencement of operations) through October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31,
2025, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period February 4, 2025 (commencement of operations) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Government Money Market ETF
iShares Prime Money Market ETF

Important Tax Information
(unaudited)
2025
BlackRock Annual Financial Statements and Additional Information

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended October 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended October 31, 2025:
Fund Name
Federal Obligation
Interest
Government Money Market ............................................................................................ $ 214,234
Fund Name Interest Dividends
Government Money Market ............................................................................................ $ 1,580,746
Prime Money Market ................................................................................................ 5,952,093
Fund Name
Interest-Related
Dividends
Government Money Market ............................................................................................ $ 1,580,746
Prime Money Market ................................................................................................ 5,952,093

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator, Custodian and Transfer Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information

Portfolio Abbreviation
PJSC Public Joint Stock Company
SOFR Secured Overnight Financing Rate

Notice to Shareholders
2025
BlackRock Annual Financial Statements and Additional Information
The following applies to Government Money Market: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund's current prospectus. You could lose money by investing in the Fund. Because the share price and
NAV of the Fund will fluctuate, when shares are sold (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The
Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following applies to Prime Money Market: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund's current prospectus. You could lose money by investing in the Fund. Because the share price and NAV of the Fund will fluctuate, when shares are sold (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.
The Fund may impose a fee upon the sale of shares by Authorized Participants. The Fund must generally impose a fee when net sales of Fund shares exceed certain levels.
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Want to know more?
blackrock.com | 1-800-474-2737
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock ETF Trust

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock ETF Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock ETF Trust

Date: December 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: December 22, 2025